MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2023
MINERAL PROPERTIES
MINERAL PROPERTIES

6. MINERAL PROPERTIES

As at December 31, 2023 and December 31, 2022, the Company had the following mineral properties:

	Springpole	Birch-Uchi (Note 6(a))	Duparquet (Note 6(b))	Cameron	Hope Brook (Note 6(c))	Others (1)	Total
Balance December 31, 2022	$125,829	$3,871	$42,886	$32,581	$15,852	$128	$221,147
Acquisition	1,192	450	513	-	-	-	2,155
Concessions, taxes and royalties	405	-	28	23	-	-	456
Salaries and share-based payments	2,509	862	1,293	111	-	-	4,775
Drilling, exploration, and technical consulting	1,654	1,080	1,146	22	-	-	3,902
Assaying, field supplies, and environmental	6,464	1,143	2,570	85	-	-	10,262
Travel and other expenses	904	577	158	26	-	-	1,665
Total Expenditures	$13,128	4,112	5,708	267	-	-	23,215
Option payments received	-	-	-	-	-	(128)	(128)
Balance December 31, 2023	$138,957	$7,983	$48,594	$32,848	$15,852	$-	$244,234

	Springpole	Birch-Uchi (Note 6(a))	Duparquet (Note 6(b))	Cameron	Hope Brook (Note 6(c))	Others (1)	Total
Balance December 31, 2021	$104,065	$1,320	$10,342	$32,329	$18,027	$3,934	$170,017
Acquisition	1,566	674	30,489	-	-	-	32,729
Concessions, taxes and royalties	255	-	2	17	-	-	274
Salaries and share-based payments	3,406	652	281	94	-	-	4,433
Drilling, exploration, and technical consulting	7,400	788	142	83	-	-	8,413
Assaying, field supplies, and environmental	7,356	261	119	47	-	-	7,783
Travel and other expenses	1,781	176	11	11	-	-	1,979
Total Expenditures	$21,764	$2,551	$31,044	$252	$-	$-	$55,611
Environmental remediation	-	-	1,500	-	-	-	1,500
Option payments received	-	-	-	-	(2,175)	(110)	(2,285)
Currency translation adjustments	-	-	-	-	-	13	13
Disposal of properties	-	-	-	-	-	(3,709)	(3,709)
Balance December 31, 2022	$125,829	$3,871	$42,886	$32,581	$15,852	$128	$221,147

(1) Other mineral properties as at December 31, 2022 include: A 1.5% NSR Royalty on the Goldlund Property under the terms of the Share Purchase Agreement for Tamaka Gold Corporation, which was sold in 2022; and the Turquoise Canyon property in Nevada (under option with Momentum Minerals Ltd. which was subsequently acquired by IM Exploration Inc. on July 6, 2021 and IM Exploration Inc. was renamed to Westward Gold Inc. on October 7, 2021. Westward Gold Inc. exercised its option to acquire the Turquoise Canyon property on January 30, 2023.)

On February 21, 2023, the Company sold its non-core royalty portfolio to Elemental Altus Royalties Corp. (“Elemental Altus”) for total consideration of approximately $6.7 million, comprised of $4.7 million in cash and 1,598,162 common shares of Elemental Altus. The royalty portfolio sale was comprised of 19 royalties across four countries and included a 2.0% NSR royalty on the Pickle Crow Gold Project and a 1.5% NSR royalty on the Hope Brook Gold Project. At the time of the sale, the carrying value of the royalty portfolio was nil, resulting in a realized gain equivalent to the consideration received.

The Company has various underlying agreements and commitments with respect to its mineral properties, which define annual or future payments in connection with royalty buy-backs or maintenance of property interests, the most significant of which are discussed below.

a) Birch-Uchi Properties

(i) Swain Post property option

On February 26, 2021, the Company entered into a three year earn-in agreement with Exiro Minerals Corp. (“Exiro”) pursuant to which First Mining may earn a 100% interest in Exiro’s Swain Post property (“Swain Post Property”) in northwestern Ontario by making total cash and share payments of $335,000 to Exiro during the term of the option, and by completing all assessment work requirements on the Swain Post Property during the three-year option term. During the year ended December 31, 2023, the Company issued 391,873 common shares valued at $75,000 and made payments of $10,000 in cash under the terms of the earn-in agreement. As of December 31, 2023, the Company has made total payments of $260,000 comprised of $60,000 in cash and issued common shares worth of $200,000.

(ii) Swain Lake property option

On April 28, 2021, the Company entered into an earn-in agreement with Whitefish Exploration Inc. (“Whitefish”), which gives First Mining the option to earn up to a 100% interest in Whitefish’s Swain Lake project (“Swain Lake”) in northwestern Ontario in two stages over a period of five years. First Mining may earn a 70% interest in Swain Lake by making cash payments totaling $200,000 and share payments totaling $425,000, and by incurring at least $500,000 worth of expenditures on the Swain Lake Property during the first three years of the earn-in term. Upon completing the first stage of the earn-in, First Mining will hold a 70% interest in the Swain Lake Property and will have an additional period of two years within which to acquire the remaining 30% interest in the Swain Lake Property by paying $1,000,000 in cash and issuing $1,000,000 worth of First Mining common shares to Whitefish. As at December 31, 2023, the Company had issued 1,256,395 common shares valued at $325,000 and made a payment of $150,000 in cash under the terms of the earn-in agreement.

(iii) Vixen properties acquisition

On September 15, 2021, the Company entered into a three-year option agreement with ALX Resources Corp. (“ALX”) pursuant to which First Mining may earn up to a 100% interest in ALX’s Vixen North, Vixen South and Vixen West properties (the “Vixen Properties”) in northwestern Ontario in two stages over a period of five years. First Mining may earn a 70% interest in the Vixen Properties by making cash payments totalling $550,000 and share payments totalling $400,000 to ALX during the initial three-year option term, and by incurring at least $500,000 worth of expenditures on the property during the initial three-year option term.

On September 15, 2023, the Company and ALX agreed to amend the option agreement for the first stage of the earn-in to issue common shares instead of cash payment for future anniversary payments as follows:

•	On or before the second anniversary of the Closing Date, the Company is to issue to ALX common shares of the Company’s shares equal to $175,000 (issued);
•	On or before the third anniversary of the Closing Date, the Company is to issue to ALX commons shares of the Company’s shares equal to $175,000;
•	On or before the fourth anniversary of the Closing Date, the Company is to issue to ALX common shares of the Company’s shares equal to $100,000;
•	On or before the fifth anniversary of the Closing Date, the Company to incur and fund expenditures on the property of not less than $500,000.

Pursuant to the amended agreement, the Company issued common shares of $175,000 during the year ended December 31, 2023. As of December 31, 2023, the Company has made payments of $350,000 in cash and issued common shares worth $375,000.

(iv) Birch Lake properties acquisition

On October 11, 2021, the Company entered into an earn-in agreement with Pelangio Exploration Inc. (“Pelangio”) pursuant to which First Mining may earn up to an 80% interest in Pelangio’s Birch Lake properties (the “Birch Lake Properties”) in two stages over a period of six years. First Mining may earn a 51% interest in the Birch Lake Properties by making cash payments totaling $350,000 and issuing in aggregate 1,300,000 First Mining common shares and by incurring at least $1,750,000 worth of expenditures on the Birch Lake Properties during the first four years of the earn-in term. Upon completing the first stage of the earn-in, First Mining will hold a 51% interest in the Birch Lake Properties and will have an additional period of 2 years to acquire a further 29% interest in the Birch Lake Properties by paying $400,000 to Pelangio in cash or issuing First Mining common shares, at First Mining’s sole discretion, and by incurring an additional $1,750,000 worth of expenditures on the Birch Lake Properties.

On October 12, 2023, the Company and Pelangio Exploration Inc. (“Pelangio”) agreed to amend the earn-in agreement to amend the future cash and share payment requirements and have additional period of 3 years to complete the first stage of the earn-in. Pursuant to the amended agreement, the Company paid $10,000 in cash and issued 250,000 common shares during the three months ended December 31, 2023. The agreement gives the Company the right to earn, through Gold Canyon, up to an 80% interest in Pelangio’s Birch Lake and Birch Lake West properties. As of December 31, 2023, the Company has made payments of $110,000 in cash and issued common shares worth $153,750.

On January 13, 2023, a subsidiary of the Company acquired the net assets of a private Company associated with Birch Lake and Casummit Lake properties for a total consideration of $600,000 cash and 3.5 million of First Mining common shares. $100,000 was paid prior to December 31, 2022, $100,000 cash was paid on closing, with the remaining cash to be paid as follows:

•	$100,000 cash payable on the first anniversary of the Closing Date (Completed in January 2024).
•	$100,000 cash payable on the second anniversary of the Closing Date.
•	$200,000 cash payable on the third anniversary of the Closing Date.

2,000,000 common shares were issued on closing and the remaining shares will be issued as follows:

•	500,000 will be issued on the first anniversary of the Closing Date (Completed in January 2024).
•	1,000,000 common shares will be issued on the earlier of the third anniversary of closing and the date of a positive decision regarding the environmental assessment of the Springpole properties.

(v) Stargazer properties acquisition

On October 29, 2021, the Company entered into a three year earn-in agreement with a private individual pursuant to which First Mining may earn a 100% interest in the Stargazer concession and other properties (“Stargazer Properties”) in northwestern Ontario by making cash and share payments of $250,000 to the private individual during the term of the option, and by incurring at least $350,000 worth of expenditures on the Stargazer Properties during the three-year option term. On November 5, 2023, the Company entered into an amended agreement to amend the original terms of cash and share payments of $250,000 to $236,000 and the Company is to incur $300,000 worth of expenditures instead of $350,000. The remaining share payments will be issued as follows:

•	No option payment is to be made following the second and third anniversary dates of the Closing Date;
•	On the fourth anniversary of the Closing Date, the Company is to issue common shares worth $25,000;
•	On the fifth anniversary of the Closing Date, the Company is to issue common shares worth $25,000;
•	On the sixth anniversary of the Closing Date, the Company is to issue common shares worth $50,000;
•	On the seventh anniversary of the Closing Date, the Company is to issue common shares worth $100,000.

As of December 31, 2023, the Company has made payments of $24,000 in cash and issued common shares worth $12,000.

b) Duparquet Project

On September 15, 2022, the Company completed the acquisition of all the outstanding common shares of Beattie Gold Mines Ltd. (“Beattie”), a private company that owns the mineral rights to mining claims that make up the former Beattie mining concession that form a large part of the Duparquet Gold Project located Québec, Canada (the “Beattie Transaction”), that were not already owned by the Company or Clifton Star Resources Inc. (“Clifton Star”).

The total consideration of the Beattie Transaction was $443,641 cash per Beattie common share and 35 common shares of First Mining (“First Mining Shares”) per Beattie common share for total cash consideration of $6,227,176 and total share consideration of 51,532,516 First Mining Shares.

Concurrent with completing the Beattie Transaction, the Company completed the acquisitions of 2699681 Canada Ltd. (“269 Canada”) and 2588111 Manitoba Ltd. (“258 Manitoba”), (together the “Concurrent Transactions”) through Clifton Star. The total consideration of the Concurrent Transactions was $2,500,000 in cash and the issuance of 20,000,000 First Mining Shares.

As a result of acquiring Beattie, 269 Canada and 258 Manitoba, the Company, through its wholly owned subsidiary Duparquet Gold Mines Inc. (“Duparquet Gold Mines”), which was previously called Clifton Star, now owns 100% of the Duparquet Gold Project, in addition to the Pitt Gold Project in Quebec (which the Company acquired from Magna Terra Minerals Inc. (formerly Brionor Resources Inc.) on April 28, 2016 and which it holds through Duparquet Gold Mines) and the Duquesne Gold Project in Quebec (which the Company has owned since it acquired all of the issued and outstanding shares of Clifton Star on April 8, 2016 and which it holds through Duparquet Gold Mines).

Management concluded that the acquisition of Duparquet, consisting of Beattie, 269 Canada and 258 Manitoba, is an asset acquisition when applying the guidance within IFRS 3 Business Combinations. The purchase price was allocated to the assets acquired and liabilities assumed, based on their estimated fair values at the acquisition date. Upon closing, the fair value of identifiable assets acquired from Beattie, 269 Canada and 258 Manitoba were as follows:

Mineral Properties	$24,166
Accounts Payable and Accruals	(71)
Net assets acquired	$24,095

The consideration paid by the Company was comprised as follows:

Fair value of 71,532,516 common shares issued for Beattie, 269 Canada and 258 Manitoba	$15,368
Cash paid	8,727
Total consideration paid	$24,095

During the year ended December 31, 2022, the Company issued 71,532,516 common shares in connection with the Duparquet property acquisition. The interests in Duparquet were previously recorded as mineral property investments. Due to the acquisition the interest was transferred into mineral properties. The Duparquet acquisition costs recorded in Mineral Properties are broken down as follows:

December 31, 2022
Mineral Properties – Central Duparquet	$67
Investment in Beattie Gold Mines – Initial Recognition on Feb 7, 2022	5,544
Equity Loss	(1)
Mineral Property Investments in 269 Canada and 258 Manitoba	4,281
Fair value loss – FVTOCI	(3,537)
Mineral Properties – Initial Recognition on September 15, 2022	24,135
Total acquisition costs recorded in Mineral Properties	$30,489

On January 30, 2023, First Mining, through its wholly-owned subsidiary Duparquet Gold Mines Inc. (formerly, Clifton Star), entered into an agreement with IAMGOLD Corporation, to acquire its Porcupine East property located adjacent to the Company’s Duparquet property and connecting the land package to its Pitt and Duquesne properties to the east. The transaction closed on February 2, 2023, for a total consideration of:

•	2.5 million First Mining common shares with a fair value of $512,500 issued upon closing of the transaction;
•	The granting of a 1.5% net smelter return royalty on the property;
•	A payment of $500,000, in cash or First Mining common shares, as First Mining may elect at its sole election, if the Company declares a minimum of 350,000 koz gold resource on the property; and
•	A payment of $1,000,000, in cash or First Mining common shares, as First Mining may elect at its sole discretion, to be paid within 12 months of commercial production being declared at the Duparquet Gold Project, as long as any major surface infrastructure related to the Duparquet Gold Project has been constructed on the Porcupine East Property.

On April 24, 2023, the Company announced that through its subsidiary it had sold mining claims (“Cat Lake Claims”) located in Manitoba to Grid Metals Corp. for total consideration of:

•	$300,000 in cash;
•	250,000 common shares of Grid Metals Corp.;
•	NSR 2% royalty on all production sold from the property. Grid Metals Corp may at any time purchase from the Company 50% (for a total of 1.0%) of the royalty by paying $1,000,000 to the Company; and
•	Deferred cash payment of $350,000, when the earlier of (i) the delineation of a 2 million tonnes or greater Mineral Resource on the Cat Lake Claims; and (ii) the date Grid Metals announces a construction decision which will result in the Mineral Resources on the Cat Lake Claims being mined at some point in time as part of an overall mining project.

As of December 31, 2023, the Company continues to maintain a provision for environmental remediation activities of $1.5 million (December 31, 2022 - $1.5 million) related to work to be incurred by the Company’s wholly-owned subsidiary.

c) Hope Brook Project

On June 8, 2021, the Company announced it had closed a definitive earn-in agreement with Big Ridge Gold Corp. (the “Big Ridge Transaction”) whereby Big Ridge could earn up to an 80% interest in First Mining’s Hope Brook Gold Project located in Newfoundland, Canada. Pursuant to the definitive earn-in agreement, Big Ridge has the right to earn an 80% interest in the Hope Brook Project through a two-stage earn-in over five years by incurring a total of $20,000,000 in qualifying expenditures, issuing up to 36.5 million shares of Big Ridge to First Mining and making a future cash payment to First Mining. Upon completion of the earn-in, First Mining will retain a 20% interest in the Hope Brook Project and a 1.5% net smelter returns royalty on the Hope Brook Project, of which 0.5% can be bought back by Big Ridge for $2,000,000. In accordance with the agreement, upon closing First Mining nominated one member to the Board of Directors of Big Ridge and received $500,000 and 11,500,000 shares of Big Ridge which were credited against the Hope Brook project mineral property balance. On September 13, 2022, Big Ridge completed Stage 1 of the earn-in requirements necessary to satisfy the earn-in threshold set out in the earn-in agreement. The Company received 15.0 million common shares of Big Ridge and the Company’s interest in the project decreased to 49%. See Note 9 below for further details of the equity accounted investment in Big Ridge.